Stockholders' Equity (Deficit) (Summary of Outstandng Stock Options) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Options Outstanding
Balance | shares	1,214,686
Weighted average remaining contractual life	7 years 4 months 24 days
Weighted Average Exercise Price Options Outstanding | $ / shares	$ 4.93
Options Vested or Expected to Vest
Balance | shares	807,975
Weighted average remaining contractual life	6 years 6 months 26 days
Weighted average exercise price Options Vested or Expected to Vest | $ / shares	$ 4.44